Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

Earnout shares

In connection with the Business Combination, each Class A ordinary share of ICONIQ that was issued and outstanding before the Transactions was cancelled and converted into the right to receive 90% of such number of NWTN’s Class A ordinary shares equal to the Exchange Ratio (as defined in the Business Combination Agreement, which is 32,715,010 shares); and the contingent right to receive 10% of such number of NWTN’s Class A ordinary shares equal to the Exchange Ratio, which is 3,635,001 shares (the “Earnout Shares”).

The Earnout Shares will be issued to Muse Limited (the company held by Mr. Alan Nan Wu, Chief Executive Officer and Chairman of the Company) when the Company delivers 12 vehicles on an aggregate basis or would be adjusted if the Company has delivered less than 12 vehicles by the end of 2023.

The Earnout Shares are determined as compensation, which is a transaction separate from the reverse recapitalization. In addition, the issuance of Earnout Shares does not meet any condition to be classified as a liability under ASC 718, thus it should be classified as an equity financial instrument, and measured at fair value using the quoted market price on grant date, November 11, 2022, which is US$7.30 per share.

The Company evaluated and considered that the performance condition of delivering 12 vehicles would probably be achieved by the end of 2023. Thus, the Company should recognize compensation cost for awards with performance conditions. In addition, all terms and conditions of the Earnout Shares were approved and communicated to the grantee on November 11, 2022, which is considered the grant date under ASC 718. The requisite service period should be the shortest of the explicit, implicit or derived service periods, which is determined as the period from November 11, 2022, the grant date, to December 31, 2023.

In October 2023, the performance condition of delivering 12 vehicles is achieved and the Earnout Shares was issued to Muse Limited accordingly.

Share-based expenses recognized in general and administrative expenses were US$23.3 million and US$3.2 million for the years ended December 31, 2023 and 2022, respectively.